Research, Development & Engineering	12 Months Ended
Dec. 31, 2019
Research, Development & Engineering
Research, Development & Engineering

NOTE F. RESEARCH, DEVELOPMENT & ENGINEERING

RD&E expense was $5,989 million in 2019, $5,379 million in 2018 and $5,590 million in 2017.

The company incurred total expense of $5,657 million, $5,027 million and $5,170 million in 2019, 2018 and 2017, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,541 million, $3,050 million and $3,145 million in 2019, 2018 and 2017, respectively.

Expense for product-related engineering was $334 million, $352 million and $420 million in 2019, 2018 and 2017, respectively.